Regulatory and Agency Capital Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Wells Fargo & Company [Member] | Advanced Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 154,765	$ 148,785
Tier 1	178,209	171,364
Total	210,333	204,425
Assets:
Risk-weighted	1,199,545	1,274,589
Adjusted average	$ 1,905,568	$ 1,914,802
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	12.90%	11.67%
Tier 1 capital	14.86%	13.44%
Total capital	17.53%	16.04%
Tier 1 leverage	9.35%	8.95%
Wells Fargo & Company [Member] | Standardized Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 154,765	$ 148,785
Tier 1	178,209	171,364
Total	220,097	214,877
Assets:
Risk-weighted	1,260,663	1,336,198
Adjusted average	$ 1,905,568	$ 1,914,802
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	12.28%	11.13%
Tier 1 capital	14.14%	12.82%
Total capital	17.46%	16.08%
Tier 1 leverage	9.35%	8.95%
Wells Fargo Bank, NA [Member] | Advanced Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 143,292	$ 132,225
Tier 1	143,292	132,225
Total	156,661	145,665
Assets:
Risk-weighted	1,090,360	1,143,681
Adjusted average	$ 1,708,828	$ 1,714,524
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	13.14%	11.56%
Tier 1 capital	13.14%	11.56%
Total capital	14.37%	12.74%
Tier 1 leverage	8.39%	7.71%
Wells Fargo Bank, NA [Member] | Standardized Approach [Member]
Regulatory capital:
Common Equity Tier One Capital	$ 143,292	$ 132,225
Tier 1	143,292	132,225
Total	165,734	155,281
Assets:
Risk-weighted	1,169,863	1,222,876
Adjusted average	$ 1,708,828	$ 1,714,524
Regulatory capital ratios:
Common Equity Tier One Capital Ratio	12.25%	10.81%
Tier 1 capital	12.25%	10.81%
Total capital	14.17%	12.70%
Tier 1 leverage	8.39%	7.71%